RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Credit risk) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Credit Risk Exposure [Line Items]
Cash and cash equivalents	$ 799	$ 223	$ 63	$ 150
Restricted cash	284	250
Trade and other current receivables excluding prepaid	442	365
Financial instrument assets	185	200
Due from related parties	60	54
Total	$ 1,770	$ 1,092